DERIVATIVE LIABILITIES	12 Months Ended
Feb. 28, 2023
Derivative Liabilities
DERIVATIVE LIABILITIES

13. DERIVATIVE LIABILITIES

As of February 28, 2023, and February 28, 2022, the Company revalued the fair value of all of the Company’s derivative liabilities associated with the conversion features on the convertible notes payable and determined that it had a total derivative liability of $0, and $7,587, respectively. For the year ended February 28, 2023, the Company recorded a change in fair value of derivative liabilities of $0 and $3,595, respectively and a gain on settlement of debt (with a corresponding adjustment to derivative liabilities) of $0 and $3,992, respectively. For the year ended February 28, 2022, the Company recorded a change in fair value of derivative liabilities of $372,214 and a gain on settlement of debt (with a corresponding adjustment to derivative liabilities) of $81,228, respectively.